CONSOLIDATED STATEMENT OF EQUITY (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Dividends declared per common share (in dollars per share)	$ 1.85	$ 1.69	$ 1.52